Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property and Equipment, Net	PROPERTY AND EQUIPMENT, NET
The movements of property and equipment for the year are as follows:

	Leasehold interests in land	Land improvements	Buildings and building improvements	Leasehold improvements	Vehicles	Ferries	Furniture, fittings & equipment	Construction- in-progress	Total
	US$ in millions
Cost
At January 1, 2021	$674	$372	$9,890	$7	$66	$252	$2,235	$774	$14,270
Additions	—	—	2	—	2	—	27	485	516
Adjustment to project costs	—	—	(9)	—	(2)	—	(8)	—	(19)
Disposals	—	—	(44)	—	—	—	(35)	(4)	(83)
Transfers(i)	—	—	859	—	—	—	128	(1,116)	(129)
Exchange difference	—	(2)	(64)	—	—	—	(13)	(1)	(80)
At December 31, 2021	$674	$370	$10,634	$7	$66	$252	$2,334	$138	$14,475

Accumulated depreciation and impairment
At January 1, 2021	$(148)	$(141)	$(3,365)	$(5)	$(26)	$(212)	$(1,541)	$—	$(5,438)
Depreciation	(13)	(4)	(439)	(1)	(11)	(5)	(189)	—	(662)
Disposals	—	—	38	—	—	—	34	—	72
Exchange difference	—	—	21	—	—	—	9	—	30
At December 31, 2021	$(161)	$(145)	$(3,745)	$(6)	$(37)	$(217)	$(1,687)	$—	$(5,998)

Carrying amount
At December 31, 2021	$513	$225	$6,889	$1	$29	$35	$647	$138	$8,477

Cost
At January 1, 2022	$674	$370	$10,634	$7	$66	$252	$2,334	$138	$14,475
Additions	—	—	1	—	1	—	9	109	120
Adjustment to project costs	—	—	(7)	—	(1)	—	—	—	(8)
Disposals	—	—	(14)	—	(1)	(57)	(106)	—	(178)
Transfer(i)	—	—	98	—	—	—	91	(192)	(3)
Exchange difference	—	—	6	—	—	—	—	(2)	4
At December 31, 2022	$674	$370	$10,718	$7	$65	$195	$2,328	$53	$14,410

Accumulated depreciation and impairment
At January 1, 2022	$(161)	$(145)	$(3,745)	$(6)	$(37)	$(217)	$(1,687)	$—	$(5,998)
Depreciation	(14)	(5)	(464)	(1)	(9)	(4)	(174)	—	(671)
Disposals	—	—	13	—	1	49	104	—	167
Exchange difference	—	—	(2)	—	(1)	—	(1)	—	(4)
At December 31, 2022	$(175)	$(150)	$(4,198)	$(7)	$(46)	$(172)	$(1,758)	$—	$(6,506)

Carrying amount
At December 31, 2022	$499	$220	$6,520	$—	$19	$23	$570	$53	$7,904
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(i) During the years ended December 31, 2022, 2021 and 2020, the net transfers to investment properties were US$3 million, US$129 million and US$2 million.
Interest expense of US$2 million, US$14 million and US$21 million in Note 7 and other direct costs of US$15 million, US$20 million and US$24 million were capitalized for the years ended December 31, 2022, 2021 and 2020, respectively.
With the expiry of VML’s subconcession on December 31, 2022, as described in Note 1, all of the Gaming Assets, including the casinos, gaming areas and respective supporting areas located in Sands Macao, The Venetian Macao, The Plaza Macao, The Londoner Macao and The Parisian Macao, with a total area of approximately 136,000 square meters (representing approximately 4.7% of the total property area) and gaming equipment, reverted to, and are now owned by the Macao government. Effective as of January 1, 2023, the Gaming Assets were temporarily transferred to VML for the duration of the Concession, in return for annual payments for the right to operate the Gaming Assets pursuant to the Handover Record.

The Gaming Assets that reverted to the Macao government on December 31, 2022, and included in the above table, consisted of the following:

December 31,
2022
US$ in millions
Building and building improvements	$1,264
Furniture, fixtures and equipment	419
1,683
Less — accumulated depreciation	(930)
$753

As the Group will continue to operate the Gaming Assets in the same manner as under the previous Subconcession, obtain substantially all of the economic benefits and bear all of the risks arising from the use of these assets, as well as assuming it will be successful in the awarding of a new concession upon expiry of the Concession, the Group will continue to recognize these Gaming Assets as property and equipment over their remaining estimated useful lives.
As at December 31, 2022, 2021 and 2020, the Group’s property and equipment were not pledged as securities for any liabilities.